Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Series A Common Stock, par value $0.0001
Amount Registered | shares	1,278,164
Proposed Maximum Offering Price per Unit	5.41
Maximum Aggregate Offering Price	$ 6,914,867.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 954.94
Offering Note	Note 1a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional shares of common stock, par value $0.0001 (the "Common Stock") of Sagimet Biosciences Inc. (the "Registrant") issuable under the Sagimet Biosciences Inc. 2023 Stock Option and Incentive Plan (the "2023 Plan") and the Sagimet Biosciences Inc. Amended and Restated 2023 Employee Stock Purchase Plan (the "2023 ESPP") in the event the number of outstanding shares of the Registrant is increased by reason of any stock dividend, stock split, recapitalization, merger, consolidation or reorganization or similar transaction. Note 1b. Represents 1,278,164 shares of Common Stock that were added to the shares authorized for issuance under the 2023 Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the 2023 Plan. Note 1c. Represents 215,497 shares of Common Stock that were added to the shares authorized for issuance under the 2023 ESPP on January 1, 2026 pursuant to an "evergreen" provision contained in the 2023 ESPP. Note 1d. This estimate is made pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The price shown is based upon the average of the high and low prices reported for the Common Stock on the Nasdaq Global Select Market on March 6, 2026. Note 1e. The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Series A Common Stock, par value $0.0001
Amount Registered | shares	215,497
Proposed Maximum Offering Price per Unit	5.41
Maximum Aggregate Offering Price	$ 1,165,838.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 161.00
Offering Note	See Note 1a. See Note 1b. See Note 1c. See Note 1d. See Note 1e.